ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 6,494	$ 6,064
Other comprehensive income (loss)		$ (60)	$ (191)	14	(195)
Ending balance		9,290	4,955	9,290	4,955
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,548	1,585
Other comprehensive income (loss)				1	(31)
Ending balance		2,150	1,477	2,150	1,477
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,400	1,438
Other comprehensive income (loss)				1	(30)
Ending balance		1,721	1,333	1,721	1,333
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(182)	(111)
Other comprehensive income (loss)				15	(49)
Ending balance		(167)	(160)	(167)	(160)
Foreign currency translation | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(232)	(165)
Other comprehensive income (loss)				14	(47)
Ending balance		(218)	(212)	(218)	(212)
FVOCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				9
Other comprehensive income (loss)				2
Ending balance		11		11
FVOCI | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				7
Other comprehensive income (loss)				2
Ending balance		9		9
Available for sale | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					6
Other comprehensive income (loss)					7
Ending balance			13		13
Available for sale | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance					4
Other comprehensive income (loss)					6
Ending balance			10		10
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(13)	(7)
Other comprehensive income (loss)				(16)	11
Ending balance		(29)	4	(29)	4
Other | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(10)	(4)
Other comprehensive income (loss)				(15)	11
Ending balance		(25)	7	(25)	7
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(186)	(112)
Other comprehensive income (loss)	[1]			1	(31)
Ending balance	[1]	(185)	(143)	(185)	(143)
Accumulated other comprehensive income (loss) | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[1]			(235)	(165)
Other comprehensive income (loss)	[1]			1	(30)
Ending balance	[1]	$ (234)	$ (195)	$ (234)	$ (195)

[1]	See Note 20 for additional information.